SCUDDER
                                                                 INVESTMENTS(SM)
                                                                     [LOGO]

--------------------------------------------------------------------------------
MONEY MARKET
--------------------------------------------------------------------------------

Scudder
Money Market Series

  Prime Reserve Class AARP
  Prime Reserve Class S

  Premium Class AARP
  Premium Class S




Semiannual Report
November 30, 2000



The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital, and the fund's investment policies.

Contents
--------------------------------------------------------------------------------


                  6 Letter from the Series' President

                  8 Portfolio Management Discussion

                  11 Glossary of Investment Terms

                  13 Investment Portfolio

                  19 Financial Statements

                  23 Financial Highlights

                  27 Notes to Financial Statements

                  37 Shareholder Meeting Results

                  38 Officers and Trustees

                  39 Investment Products and Services

                  41 Account Management Resources

Scudder Prime Reserve Shares
--------------------------------------------------------------------------------
Class AARP                  ticker symbol APSXX                fund number 109
Class S                     ticker symbol SCRXX                fund number 309
--------------------------------------------------------------------------------

Date of               o    Scudder Prime Reserve Class S shares posted a 7-day
Inception of               average yield of 6.25% as of November 30, 2000.
Prime Reserve
Class S:              o    Class S shares returned 3.11% over the six months
10/15/98                   ended November 30.

Total Net             o    The majority of the fund's investments are in
Assets as                  high-quality commercial paper, which can offer some
of 11/30/00 --             of the highest money market yields available.

Class AARP:
$246.0 million

Class S:
$47.3 million

Scudder Premium Shares
--------------------------------------------------------------------------------
Class AARP                     ticker symbol SMMXX               fund number 102
Class S                        ticker symbol SPMXX               fund number 402
--------------------------------------------------------------------------------

Date of               o    Scudder Premium Class S shares posted a 7-day average
Inception of               yield of 6.38% as of November 30, 2000.
Premium
Class S:              o    Class S shares returned 3.28% over the six months
7/7/97                     ended November 30.

                      o    The majority of the fund's investments are in
Total Net                  high-quality commercial paper, which can offer some
Assets as of               of the highest money market yields available.
11/30/00 --

Class AARP:
$37.1 million

Class S:
$1.1 billion

Letter from the Series' President
--------------------------------------------------------------------------------

Dear Shareholders,


We are pleased to report to you on Scudder Money Market Series' most recent semiannual period ended November 30, 2000. As of the close of the period on November 30, Scudder Prime Reserve Class S shares' 7-day average yield was 6.25%, while Scudder Premium Class S shares' 7-day average yield was 6.38%. Over the six-month period, the total return of the Class S shares of the Prime Reserve and Premium series was 3.11% and 3.28%, respectively. Both series' Class S returns outpaced the 2.93% average return of money market funds over the same period according to Lipper, Inc.^1

In light of the recent signs of a slowdown in the U.S. economy, and disappointing performance by technology stocks and the Nasdaq over the past several months, more and more investors are seeking portfolio diversification and stability of principal. We believe that money market funds such as Scudder Money Market Series provide an ideal vehicle for the portion of your portfolio where principal stability is a top priority. In its management process, the fund's portfolio team remains ever vigilant in maintaining the fund's top-tier credit quality, while at the same time attempting to maximize yield and total return.

^1 Source: Lipper, Inc., an independent analyst of investment performance.
   Performance includes reinvestment of dividends and is no guarantee of future results.

--------------------------------------------------------------------------------

Our team of money market portfolio managers is highly experienced in dealing with a wide variety of economic environments. They are aided by Scudder's equity research analysts, providing helpful information on industry sectors and individual companies. In the current environment, the fund's managers are choosing money market instruments from industries that tend to be more resilient under slowing economic conditions. As described in the interview beginning on page 7, they constantly examine changing yield levels for different money market instruments, which provide up-to-the-minute assessments of credit quality. They also constantly reevaluate the fund's holdings and average maturity.

For up-to-date information on Scudder Money Market Series and your account, visit our Web site at www.scudder.com. There you'll find a wealth of information, including the most recent performance of the fund, the latest news on Scudder products and services, and the opportunity to perform account transactions. You can also speak with one of our representatives by calling 1-800-SCUDDER (1-800-728-3337). Thank you for your continued investment in Scudder Money Market Series.

Sincerely,

/s/ Linda C. Coughlin

Linda C. Coughlin
President
Scudder Money Market Series

Portfolio Management Discussion
--------------------------------------------------------------------------------

                                                               November 30, 2000


In the following interview, portfolio managers Frank Rachwalski and Dean Meddaugh discuss the market environment and their approach to managing the series.

         Q: How did the series perform over its most recent semiannual period?

         A: Over the six months ended November 30, 2000, Scudder Prime Reserve Class S shares' 7-day yield rose from 5.74% to 6.25%. The 6.25% yield of the series' Class S shares as of November 30 translated to a compound effective yield of 6.45%. For the six-month period ended November 30, the total return of the series' Class S shares was 3.11%, compared with the 2.93% average return of taxable money market funds according to Lipper, Inc.

         During the same six-month period, Scudder Premium Class S shares' 7-day yield rose slightly, from 6.34% to 6.38%. The 6.38% yield of the series' Class S shares as of November 30 translated to a compound effective yield of 6.58%. For the six-month period ended November 30, the total return of the series' Class S shares was 3.28%, compared with the 2.93% average return of taxable money market funds according to Lipper.

         Q: In February, March, and May 2000, the Federal Reserve Bank's Federal Open Market Committee (FOMC) raised interest rates, held them steady, and then toward the end of 2000 hinted that rates might be lowered. How has the recent interest rate environment affected money market funds?

         A: What we're seeing is that the short-term yield curve is actually inverted, with slightly longer maturity money market instruments posting lower rates than those with the shortest maturities. This means that an expectation for lower overall interest rates was already built into money market rates in late 2000. Because the U.S. economy is slowing, the Federal Reserve is taking a more cautious approach, and showing concern about signs of a slowdown. It has also indicated that it is worried that

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Changes in the Federal Funds Rate in 2000
--------------------------------------------------------------------------------
Federal Funds                                      New rate            Change
--------------------------------------------------------------------------------
February 2                                           5.75%             +0.25%

March 21                                             6.00%             +0.25%

May 16                                               6.50%             +0.50%
--------------------------------------------------------------------------------

The federal funds rate is the interest rate charged by banks with excess reserves at the Federal Reserve district bank to banks needing overnight loans to meet reserve requirements. The federal funds rate is the most sensitive indicator of the direction of interest rates, since it is set daily by the market and represents a very short maturity -- an overnight loan.



         banks may be overtightening credit, which could choke off economic growth. So the Fed has eliminated its bias toward higher rates, and will probably actually lower rates during the first quarter of 2001. (Editor's note: Following this interview, the Federal Reserve lowered interest rates by one half percentage point in early January.)

         Q: How have you been managing the fund's average maturity in light of these conditions?

         A: What we've been trying to do is to lengthen average maturity where possible, because of our perception that interest rates will be lower in the first quarter of 2001.

         Q: How did you allocate the fund's assets over the period?

         A: In managing the portfolio, we focus on maintaining its average maturity within a target range and in selecting securities that will benefit the fund given current interest rate trends. As a result, we generally do not make large asset allocation shifts within the fund's portfolio. We attempt to maintain exposure to a broad selection of securities, including high quality commercial paper, variable- and floating-rate securities, U.S. government agency obligations, certificates of deposit, and repurchase agreements. The majority of the portfolio remained invested in commercial paper (54%), which we continued to maintain because of its attractive values and high relative yields.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Prime Reserve Class S Shares
--------------------------------------------------------------------------------
                                                   7-day            7-day
                                                  average        compounded
                                                   yield       effective yield
--------------------------------------------------------------------------------
November 30, 1999                                 5.25%            5.39%
November 30, 2000                                 6.25%            6.45%
--------------------------------------------------------------------------------
Scudder Premium Class S Shares
--------------------------------------------------------------------------------
                                                   7-day            7-day
                                                  average        compounded
                                                   yield       effective yield
--------------------------------------------------------------------------------
November 30, 1999                                 5.68%            5.84%
November 30, 2000                                 6.38%            6.58%
--------------------------------------------------------------------------------

         Q: What is your outlook for the fund?

         A: Over the coming months we will monitor the shape of the yield curve and periodically reassess our outlook on the economy. If the curve is flat we'll probably maintain a longer-than-average maturity to lock in higher yields. Though we are preparing for the possibility, we don't think a recession is likely at this point. Consumer sentiment has dipped, but we think that's related to the recent declines in the Nasdaq. Another point is that the new president is likely to bring a large tax cut next year, and we think the Congress will be amenable to that in some form. To strengthen the economy, there are a couple of things you can do: You can increase government spending and/or you can cut taxes. From the perspective of the money markets, it didn't matter which presidential candidate got in -- either way we were going to see actions taken to strengthen the economy. We will be monitoring any such actions carefully over the coming year and adjusting our strategy accordingly. Going forward, we will continue to look for attractive opportunities as they arise, seek to maintain high yields, and be vigilant in terms of the credit quality of the fund's portfolio.

Glossary of Investment Terms
--------------------------------------------------------------------------------

          Commercial  Short-term debt obligations with maturities ranging from 2
               Paper to 270 days, and issued by banks, corporations, and other borrowers to investors with temporarily idle cash. These instruments are unsecured and usually discounted from the face value of the security, although some are interest-bearing and offer a high level of safety and liquidity.

            Compound Shows how much income a money market fund would provide if Effective Yield reinvested, based on the current 7-day yield. Because the effect of reinvestment (known as compounding) is reflected in the calculation, this yield figure will always be slightly higher than the 7-day yield.

        Federal Open  The committee that sets interest rate and credit policies
              Market  for the Federal Reserve System. The committee decides
           Committee  whether to increase or decrease interest rates through
              (FOMC)  open-market operations. The committee's actions are watched and interpreted by economists and stock and bond closely market analysts, who try to predict whether the Fed is seeking to tighten credit to reduce inflation, or to loosen credit to stimulate the economy.

               Gross  Gross domestic product is a commonly referenced measure of
            Domestic the health of the U.S. economy and refers to the market Product (GDP) value of the goods and services produced by labor and property in the United States. Economic growth that is overly strong can lead to accelerating inflation; weakening growth can lead to a recession.

           Liquidity  A characteristic of an investment or an asset referring to the ease of convertibility into cash within a reasonably short period of time.

            Maturity The date a debt instrument is due and payable. For money market securities, a short maturity provides better investment flexibility, but tends to provide a lower yield; a long maturity provides a higher yield, but requires the investor to tie up money for a longer period (less flexibility).

--------------------------------------------------------------------------------


         7-Day Yield  The standard yield reference for money market funds, reflecting the 7-day average of the income earnings capability of every holding in a given money market fund's portfolio, net of expenses, assuming each is held to maturity.

        Total Return  The most common yardstick to measure the performance of a fund. Total return -- annualized or compounded -- is based on a combination of share price changes plus income and capital gain distributions, if any, expressed as a percentage gain or loss in value.

        Yield  Curve  A graph showing the term structure of interest rates by plotting the yields of all debt instruments (e.g., money market securities) of the same quality with maturities ranging from the shortest to the longest appropriate maturities.

(Source: Zurich Scudder Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)

Additional glossary terms are available at our Internet Web site -- www.scudder.com.

Investment Portfolio                         as of November 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
---------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Repurchase Agreements 0.4%
----------------------------------------------------------------------------------

 State Street Bank and Trust Company, 6.47%, to be
    repurchased at $37,006,650 on 12/1/2000**                           ----------
    (Cost $37,000,000)................................   37,000,000     37,000,000
                                                                        ----------

----------------------------------------------------------------------------------
Short-Term Investments 11.5%
----------------------------------------------------------------------------------

 Chase Securities Inc., 6.60%***, 12/1/2000...........  350,000,000    350,000,000
 Key Bank Time, 6.59%***, 12/1/2000...................  200,000,000    200,000,000
 Sun Trust Bank, 6.59%***, 12/1/2000..................  325,000,000    325,000,000
 Wachovia Bank, 6.63%***, 12/1/2000...................  275,000,000    275,000,000

----------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,150,000,000)                   1,150,000,000
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Commercial Paper 54.2%
----------------------------------------------------------------------------------

 Ace Overseas Corp., 6.5%***, 12/11/2000..............   20,000,000     19,963,889
 Ace Overseas Corp., 6.55%***, 12/15/2000.............   80,000,000     79,796,222
 Alpine Securitization Corp., 6.6%***, 1/18/2001......  120,000,000    118,944,000
 Alpine Securitization Corp., 6.55%***, 1/23/2001.....   40,000,000     39,614,278
 Asset Portfolio Funding, 6.63%***, 1/9/2001..........   65,000,000     64,533,138
 Asset Portfolio Funding, 6.62%***, 1/12/2001.........   31,959,000     31,712,170
 Asset Portfolio Funding, 6.56%***, 1/18/2001.........   63,601,000     63,044,703
 Atlantis One Funding Corp., 6.57%***, 1/24/2001......   20,295,000     20,094,993
 Atlantis One Funding Corp., 6.55%***, 2/20/2001......   49,932,000     49,196,127
 Atlantis One Funding Corp., 6.54%***, 2/26/2001......   60,000,000     59,051,700
 Bank of America Corp., 6.59%***, 1/11/2001...........   70,000,000     69,474,631
 Barton Capital Corp., 6.58%***, 12/6/2000............   40,000,000     39,963,444
 Bavaria Finance Funding, 6.58%***, 12/6/2000.........   36,054,000     36,021,051
 Bavaria Universal Funding, 6.6%***, 1/11/2001........   20,346,000     20,193,066
 Bavaria Universal Funding, 6.55%***, 2/15/2001.......  100,000,000     98,617,222
 Bavaria Universal Funding, 6.57%***, 2/20/2001.......   30,667,000     30,213,665
 Blue Ridge Asset Funding, 6.57%***, 12/19/2000.......   55,800,000     55,616,697
 Blue Ridge Asset Funding, 6.6%***, 12/19/2000........   13,826,000     13,780,374
 Blue Ridge Asset Funding, 6.54%***, 2/13/2001........   83,222,000     82,103,219
 British Telecommunications plc, 6.55%***, 2/8/2001...   20,000,000     19,748,917
 British Telecommunications plc, 6.54%***, 2/21/2001..   60,000,000     59,106,200
 Centric Capital Corp., 6.5%***, 12/11/2000...........   23,000,000     22,958,472
 Centric Capital Corp., 6.57%***, 1/17/2001...........   25,000,000     24,785,563
 Centric Capital Corp., 6.57%***, 1/18/2001...........   20,000,000     19,824,800

    The accompanying notes are an integral part of the financial statements.

                                       13

------------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
------------------------------------------------------------------------------------

 Clipper Receivables Corp., 6.52%***, 12/13/2000......   64,141,000     64,001,600
 Cofco Capital Corp., 6.5%***, 12/14/2000.............   40,000,000     39,906,111
 Commerz Europe (Ireland), 6.58%***, 1/17/2001........   90,000,000     89,226,850
 Commerzbank, 6.55%***, 2/22/2001.....................   70,000,000     68,942,903
 Corporate Asset Funding, 6.55%***, 2/6/2001..........   50,000,000     49,390,486
 Corporate Receivables Corp., 6.6%***, 1/30/2001......   38,925,000     38,496,825
 CXC Incorporated, 6.55%***, 1/25/2001................  100,000,000     98,999,306
 Delaware Funding Corp., 6.49%***, 12/14/2000.........   68,137,000     67,977,313
 Delaware Funding Corp., 6.55%***, 2/7/2001...........   81,007,000     80,004,763
 Enterprise Funding Corp., 6.49%***, 12/21/2000.......   24,339,000     24,251,244
 Eureka Securitization Inc., 6.55%***, 2/6/2001.......   25,000,000     24,695,243
 Falcon Asset Security Corp., 6.59%***, 1/16/2001.....   34,350,000     34,060,754
 Forrestal Funding Master TR, 6.55%***, 1/25/2001.....   20,000,000     19,799,861
 Forrestal Funding Master TR, 6.55%***, 1/29/2001.....   20,000,000     19,785,306
 Forrestal Funding Master TR, 6.54%***, 1/31/2001.....    5,328,000      5,268,957
 Forrestal Funding Master TR, 6.52%***, 2/23/2001.....   38,095,000     37,515,893
 Forrestal Funding Master TR, 6.53%***, 2/28/2001.....   50,000,000     49,192,819
 Fountain Square CFC, 6.58%***, 12/1/2000.............  253,583,000    253,583,000
 Four Winds Funding Corp., 6.57%***, 1/19/2001........   35,000,000     34,687,013
 Four Winds Funding Corp., 6.57%***, 2/15/2001........   50,000,000     49,306,500
 France Telecom S.A., 6.58%***, 12/1/2000.............  145,384,000    145,384,000
 France Telecom S.A., 6.55%***, 1/22/2001.............   50,000,000     49,526,944
 France Telecom S.A., 6.55%***, 1/25/2001.............   96,562,000     95,595,709
 France Telecom S.A., 6.56%***, 1/30/2001.............   32,415,000     32,060,596
 Galaxy Funding, 6.57%***, 1/26/2001..................   35,000,000     34,642,300
 Galaxy Funding, 6.56%***, 2/22/2001..................  115,000,000    113,265,300
 Giro Funding U.S. Corp., 6.54%***, 2/7/2001..........   24,331,000     24,030,431
 Giro Funding U.S. Corp., 6.56%***, 2/8/2001..........   47,443,000     46,846,483
 Giro Funding U.S. Corp., 6.55%***, 2/21/2001.........   20,000,000     19,701,611
 Giro Funding U.S. Corp., 6.55%***, 2/22/2001.........   68,652,000     67,615,260
 Giro Multi-Funding Corp., 6.57%***, 12/28/2000.......   48,126,000     47,888,859
 Greenwich Funding Corp., 6.52%***, 12/7/2000.........  100,000,000     99,891,333
 Greenwich Funding Corp., 6.55%***, 1/26/2001.........   60,000,000     59,388,667
 Intrepid Funding, 6.55%***, 1/29/2001................   30,000,000     29,677,958
 Jupiter Securities Corp., 6.63%***, 1/16/2001........   85,000,000     84,279,908
 Jupiter Securities Corp., 6.58%***, 1/19/2001........   75,000,000     74,328,802
 Kitty Hawk Funding Corp., 6.67%***, 1/9/2001.........   40,900,000     40,604,463
 Kitty Hawk Funding Corp., 6.58%***, 2/2/2001.........   57,588,000     56,924,874
 Kitty Hawk Funding Corp., 6.54%***, 2/7/2001.........   60,996,000     60,242,496
 Moat Funding LLC, 6.62%***, 1/31/2001................   25,000,000     24,719,569

    The accompanying notes are an integral part of the financial statements.

                                       14

------------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
------------------------------------------------------------------------------------

 Moat Funding LLC, 6.53%***, 2/27/2001................   60,000,000     59,042,267
 Monte Rosa Capital Corp., 6.5%***, 12/11/2000........  114,000,000    113,794,167
 Monte Rosa Capital Corp., 6.56%***, 1/23/2001........   32,000,000     31,691,422
 Moriarty LLC, 6.58%***, 1/22/2001....................  102,000,000    101,030,546
 Moriarty LLC, 6.58%***, 1/23/2001....................   25,000,000     24,757,819
 Nordbanken N.A. Inc., 6.57%***, 1/5/2001.............   25,000,000     24,840,313
 Old Line Funding Corp., 6.66%***, 1/4/2001...........   56,383,000     56,028,351
 Old Line Funding Corp., 6.64%***, 1/8/2001...........   54,555,000     54,172,630
 Preferred Receivable Funding Corp., 6.49%***,
    12/15/2000........................................   85,000,000     84,785,469
 Preferred Receivable Funding Corp., 6.49%***,
    12/20/2000........................................   65,000,000     64,777,357
 Quincy Capital Corp., 6.51%***, 12/4/2000............   32,137,000     32,119,566
 Quincy Capital Corp., 6.62%***, 1/10/2001............  103,612,000    102,849,876
 Receivables Capital Corp., 6.55%***, 1/24/2001.......   58,334,000     57,760,868
 Receivables Capital Corp., 6.53%***, 2/14/2001.......  100,000,000     98,639,583
 Scaldis Capital LLC, 6.52%***, 12/11/2000............   25,000,000     24,954,722
 Scaldis Capital LLC, 6.75%***, 1/8/2001..............   10,169,000     10,096,546
 Scaldis Capital LLC, 6.58%***, 1/16/2001.............   88,681,000     87,935,884
 Scaldis Capital LLC, 6.44%***, 5/8/2001..............   21,767,000     21,151,768
 Sheffield Receivables Corp.***, 6.5%, 12/4/2000......   31,400,000     31,382,992
 Sigma Finance Inc., 6.63%***, 1/26/2001..............   10,000,000      9,896,867
 Sigma Finance Inc., 6.54%***, 2/2/2001...............   30,000,000     29,656,650
 Sigma Finance Inc., 6.54%***, 2/5/2001...............   50,000,000     49,400,500
 Southern California Edison, 6.55%***, 1/22/2001......   39,000,000     38,631,017
 Stellar Funding Group, 6.55%***, 12/28/2000..........   21,174,000     21,069,983
 Stellar Funding Group, 6.62%***, 1/19/2001...........   20,055,000     19,874,293
 Stellar Funding Group, 6.65%***, 1/26/2001...........   20,000,000     19,793,111
 Stellar Funding Group, 6.57%***, 2/6/2001............   27,286,000     26,952,360
 Superior Funding Capital, 6.55%***, 12/18/2000.......   29,150,000     29,059,837
 Superior Funding Capital, 6.55%***, 1/25/2001........   27,942,000     27,662,386
 Surrey Funding Corp., 6.56%***, 12/20/2000...........   60,000,000     59,792,267
 Surrey Funding Corp., 6.54%***, 12/21/2000...........  100,000,000     99,636,667
 Sweetwater Capital Corp., 6.55%***, 12/18/2000.......  38,633,000      38,513,506
 Sweetwater Capital Corp., 6.55%***, 12/29/2000.......   60,320,000     60,012,703
 Thunder Bay Funding, Inc., 6.65%***, 1/9/2001........   40,376,000     40,085,125
 Thunder Bay Funding, Inc., 6.65%***, 1/11/2001.......   21,327,000     21,165,478
 Thunder Bay Funding, Inc., 6.6%***, 1/12/2001........   42,536,000     42,208,473
 Variable Funding Corp., 6.51%***, 12/11/2000.........   50,000,000     49,909,583
 Variable Funding Corp., 6.51%***, 12/12/2000.........   25,000,000     24,950,271
 WCP Funding Inc., 6.61%***, 1/17/2001................   75,000,000     74,352,771

    The accompanying notes are an integral part of the financial statements.

                                       15

------------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
------------------------------------------------------------------------------------

 Windmill Funding Corp., 6.51%***, 12/19/2000.........   25,000,000     24,918,625
 Windmill Funding Corp., 6.5%***,12/27/2000...........   23,000,000     22,892,028
 Wood Street Funding Corp., 6.53%***, 12/13/2000......   30,165,000     30,099,342

----------------------------------------------------------------------------------
Total Commercial Paper (Cost $5,436,412,840)                         5,436,412,840
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Certificates of Deposit 5.0%
----------------------------------------------------------------------------------

 Bank of Nova Scotia, 6.7%, 1/23/2001*................  100,000,000    100,000,000
 Bank of Nova Scotia ETD, 6.67%, 2/1/2001*............   60,000,000     60,000,000
 Canadian Imperial Bank of Commerce, 7.18%,
    5/10/2001*........................................   75,000,000     74,996,893
 Forrestal Funding Master TR, 6.51%, 3/13/2001*.......   27,000,000     26,501,985
 Goldman Promissory Note, 6.62%, 12/20/2000*..........   11,000,000     11,000,000
 Goldman Sachs Group Promissory Note, 6.79%,
    1/24/2001*........................................   30,000,000     30,000,000
 Goldman Sachs Group Promissory Note, 6.7%, 3/5/2001*.   70,000,000     70,000,000
 Oakland-Alameda City S-A1, 6.57%, 12/13/2000*........   32,300,000     32,300,000
 Rabobank Nederland AV, 7.17%, 5/10/2001*.............   50,000,000     49,997,929
 Union Bank Switzerland, 7.22%, 5/8/2001*.............   50,000,000     49,995,910

----------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $504,792,717)                      504,792,717
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Short-Term and Medium-Term Notes 28.9%
----------------------------------------------------------------------------------

 Ace Overseas Corp., 6.64%, 3/23/2001*................   60,000,000     59,998,930
 Allfirst Bank, 5.59%, 1/14/2001*.....................   50,000,000     49,998,215
 Allfirst Bank, 6.62%, 9/7/2001*......................   75,000,000     75,000,000
 American Express Centurion Bank, 6.59%, 6/5/2001*....   25,000,000     24,998,755
 American Express Centurion Bank, 6.59%, 6/19/2001*...   50,000,000     49,997,324
 American Express Centurion Bank, 6.67%, 7/17/2001*...   25,000,000     25,000,000
 Amsouth Bank N.A., 6.72%, 1/19/2001*.................   30,000,000     29,998,450
 Associates Corp. N.A. MTM, 6.66%, 6/15/2001*.........   70,000,000     70,000,000
 Associates Corp. N.A. MTM, 6.66%, 6/26/2001*.........   40,000,000     40,000,000
 Banc One, 7.17%, 5/8/2001............................   50,000,000     50,000,000
 Bank of America Corp., 6.65%, 4/27/2001..............   83,000,000     83,000,000
 Bank of Scotland Treasury, 6.6%, 3/6/2001*...........  100,000,000    100,000,000
 Bayerische Landesbk, 6.54%, 3/1/2001*................   10,000,000      9,998,263
 Brazos River Authority TU-93, 6.62%, 12/14/2000......   34,700,000     34,700,000
 British Telecommunications plc, 6.85%, 10/9/2001*....   70,000,000     69,993,202
 Capital One Funding, 5.76%, 9/1/2011*................   20,712,000     20,712,000
 Capital One Funding, 6.65%, 8/1/2012*................   27,542,000     27,542,000

    The accompanying notes are an integral part of the financial statements.

                                       16

------------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
------------------------------------------------------------------------------------

 Capital One Funding (99-F), 6.65%, 12/2/2019*........   10,510,000     10,510,000
 Capital One Funding, 6.65%, 10/1/2021*...............   13,896,700     13,896,700
 Caterpillar Financial Services MTM, 6.76%, 6/1/2001*.   40,000,000     40,000,000
 Caterpillar Financial Services, 7.05%, 8/14/2001*....   35,000,000     35,059,944
 CIBC NY, 6.62%, 7/3/2001*............................   20,000,000     19,993,844
 CIBC NY, 6.58%, 9/21/2001*..........................    50,000,000     49,978,457
 CIT Group Holdings Inc., 6.61%, 3/27/2001*...........   40,000,000     39,991,221
 CIT Group, Inc., 6.64%, 5/9/2001*....................   40,000,000     39,991,479
 CIT Group, Inc. MTM*, 6.65%, 5/24/2001*..............   60,000,000     59,986,059
 CIT Group, Inc., 6.71%, 7/16/2001*...................   35,000,000     34,979,014
 Comerica Bank, 6.63%, 11/9/2001*.....................  100,000,000     99,986,252
 Comerica Bank, 6.57%, 1/12/2001*.....................   47,500,000     47,497,853
 DaimlerChrysler N.A. Holdings, 6.79%, 11/8/2001*.....   85,000,000     85,000,000
 FCC National Bank, 6.77%, 4/20/2001*.................   20,000,000     20,005,650
 First Union National Bank, 6.68%, 3/2/2001*..........   50,000,000     50,000,000
 First Union National Bank, 5.67%, 5/8/2001*..........   25,000,000     25,000,000
 First Union National Bank, 6.69% 7/26/2001*..........   25,000,000     25,000,000
 First Union National Bank, 6.76%, 11/21/2001*........   60,000,000     59,992,944
 Fleet National Bank, 6.56%, 8/20/2001*...............   30,000,000     29,991,348
 Ford Motor Credit Co, 6.97%, 7/16/2001*..............   33,830,000     33,866,011
 Goldman Sachs Group Promissory Note, 6.9%, 2/5/2004*.   40,000,000     40,024,926
 Harris Trust & Savings Bank, 6.58%, 6/12/2001*.......   45,000,000     44,990,482
 Household Finance Corp. MTN, 6.71%, 7/20/2001*.......   80,000,000     79,962,035
 Household Finance Corp. MTN, 7.2%, 10/15/2001*.......   20,000,000     20,069,894
 Household Finance Corp., 6.74%, 10/25/2001*..........   30,000,000     30,028,946
 Household Finance Corp., 6.87%, 12/5/2001*...........   30,000,000     30,046,477
 John Deere Capital Corp., 6.71%, 11/14/2001*.........  100,000,000     99,963,102
 Key Bank N.A., 6.69%, 5/25/2001*.....................   50,000,000     49,991,360
 Merita Bank Ltd. NY, 5.56%, 3/1/2001*................   50,000,000     49,995,191
 Merita Bank Ltd. NY, 6.62%, 7/30/2001*...............   25,000,000     25,000,000
 Merrill Lynch & Co., Inc., 6.6%, 4/20/2001*..........   70,000,000     69,997,371
 Merrill Lynch & Co., Inc., 6.6%, 4/27/2001*..........   30,000,000     29,998,768
 Merrill Lynch & Co., Inc., 6.71%, 11/14/2001*........   50,000,000     49,990,714
 National Rural Utilities, 6.73%, 7/20/2001*..........   75,000,000     75,000,000
 MMR Funding I, 6.65%, 9/1/2010*......................    5,500,000      5,500,000
 Old Kent Bank, 6.66%, 5/8/2001*......................   25,000,000     24,998,942
 Old Kent Bank, 6.67%, 5/30/2001*.....................   55,000,000     55,000,000
 Old Kent Bank, 6.67%, 6/11/2001*.....................   30,000,000     30,000,000
 Old Kent Bank, 6.64%, 7/3/2001*......................   30,000,000     29,994,855
 Royal Bank of Scotland, 6.55%, 12/11/2000*...........    4,500,000      4,499,903

    The accompanying notes are an integral part of the financial statements.

                                       17

------------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
------------------------------------------------------------------------------------

 Sigma Finance, 6.62%, 3/1/2001*......................   50,000,000     50,000,000
 SMM Trust 2000-A, 6.64%, 3/14/2001*..................   50,000,000     50,000,000
 Transamerica Finance Corp., 6.78%, 12/1/200..........   50,000,000     50,000,000
 US Bank N.A. MN, 6.68%, 7/23/2001*...................   85,000,000     85,000,000
 Verizon Global Funding, 6.69%, 12/4/2001* ...........  100,000,000     99,972,776
 Xerox Credit Corp., 6.74%, 12/8/2000* ...............   75,000,000     74,999,472

------------------------------------------------------------------------------------
Total Short-Term and Medium-Term Notes
(Cost $2,896,689,129)                                                2,896,689,129
------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $10,024,894,686) (a)                                          10,024,894,686
------------------------------------------------------------------------------------

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their rate as of November 30, 2000.

** Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities.

***  Annualized yield at time of purchase, not a coupon rate.

(a)  Cost for federal income tax purposes is $10,024,894,686.

    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Statement of Assets and Liabilities as of November 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
------------------------------------------------------------------------------------
Investments in securities, at value (cost $10,024,894,686).......   $10,024,894,686
Cash.............................................................         1,472,764
Receivable for investments sold..................................            98,000
Interest receivable..............................................        29,542,651
Receivable for Fund shares sold..................................       519,226,303
Other assets.....................................................           373,998
                                                                     ---------------
Total assets.....................................................    10,575,608,402

Liabilities
------------------------------------------------------------------------------------
Payable for investments purchased................................        60,139,424
Dividends payable................................................        47,957,049
Payable for Fund shares redeemed.................................       519,684,730
Accrued management fee...........................................           907,798
Other accrued expenses and payables..............................         2,207,742
                                                                     ---------------
Total liabilities................................................       630,896,743
-----------------------------------------------------------------------------------
Net assets, at value                                                 $9,944,711,659
-----------------------------------------------------------------------------------

Net Asset Value
------------------------------------------------------------------------------------
Prime Reserve Class AARP
Net assets applicable to shares outstanding......................    $  246,075,238
Outstanding shares of beneficial interest, $.001 par value,
   unlimited number of shares authorized.........................       246,118,311

Net Asset Value, offering and redemption price per share (net       ---------------
   assets / shares outstanding)..................................    $         1.00
                                                                    ---------------
Prime Reserve Class S
Net assets applicable to shares outstanding .....................    $   47,262,326
Outstanding shares of beneficial interest, $.001 par value,
   unlimited number of shares authorized.........................        47,258,589

Net Asset Value, offering and redemption price per share (net       ---------------
   assets / shares outstanding)..................................    $         1.00
                                                                    ---------------
Premium Class AARP
Net assets applicable to shares outstanding......................    $   37,117,348
Outstanding shares of beneficial interest, $.001 par value,
   unlimited number of shares authorized.........................        37,117,344

Net Asset Value, offering and redemption price per share (net       ---------------
   assets / shares outstanding).................................     $         1.00
                                                                    ---------------
Premium Class S
Net assets applicable to shares outstanding......................    $1,086,130,594
Outstanding shares of beneficial interest, $.001 par value,           1,086,156,481
   unlimited number of shares authorized.........................

Net Asset Value, offering and redemption price per share (net       ---------------
   assets / shares outstanding)..................................    $         1.00
                                                                    ---------------

    The accompanying notes are an integral part of the financial statements.

                                       19

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Statement of Assets and Liabilities (continued)
------------------------------------------------------------------------------------

Net Asset Value
------------------------------------------------------------------------------------
Managed Shares
Net assets applicable to shares outstanding......................    $  563,115,881
Outstanding shares of beneficial interest, $.001 par value,
   unlimited number of shares authorized.........................       563,286,826

Net Asset Value, offering and redemption price per share (net       ---------------
   assets / shares outstanding)..................................    $         1.00
                                                                    ---------------
Institutional Shares
Net assets applicable to shares outstanding .....................    $7,965,010,272
Outstanding shares of beneficial interest, $.001 par value,
   unlimited number of shares authorized.........................     7,965,097,167

Net Asset Value, offering and redemption price per share (net       ---------------
   assets / shares outstanding)..................................    $         1.00
                                                                    ---------------


    The accompanying notes are an integral part of the financial statements.

                                       20

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Statement of Operations for the six months ended November 30, 2000
(Unaudited)
------------------------------------------------------------------------------------

Investment Income
------------------------------------------------------------------------------------
Income:
Interest.........................................................    $  264,298,189
                                                                     ---------------
Expenses:
Management fee...................................................         9,828,583
Services to shareholders.........................................           365,675
Custodian and accounting fees....................................           180,718
Administrative fee...............................................         2,526,240
Auditing.........................................................             6,216
Legal............................................................            13,912
Trustees' fees and expenses......................................            35,337
Reports to shareholders..........................................            37,999
Registration fees................................................           412,032
Other............................................................            33,030
                                                                   -----------------
Total expenses, before expense reductions........................        13,439,742
Expense reductions...............................................       (6,007,931)
                                                                     ---------------
Total expenses, after expense reductions.........................         7,431,811
-----------------------------------------------------------------------------------
Net investment income                                                   256,866,378
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      $  256,866,378
-----------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      Six Months
                                                    Ended November
                                                       30, 2000      Year Ended May
Increase (Decrease) in Net Assets                     (Unaudited)       31, 2000
------------------------------------------------------------------------------------
Operations:
Net investment income............................   $  256,866,378   $  295,284,724
                                                    ---------------  ---------------
Distributions to shareholders from net investment
income:
Prime Reserve Class AARP.........................       (4,870,756)              --
                                                    ---------------  ---------------
Prime Reserve Class S............................       (1,404,119)      (2,353,229)
                                                    ---------------  ---------------
Premium Class AARP...............................         (232,708)              --
                                                    ---------------  ---------------
Premium Class S..................................      (34,468,276)     (56,686,377)
                                                    ---------------  ---------------
Managed Shares...................................      (14,644,610)     (21,023,946)
                                                    ---------------  ---------------
Institutional Shares.............................     (201,245,909)    (215,221,172)
                                                    ---------------  ---------------
Fund share transactions:
Proceeds from shares sold........................   58,361,432,475   94,702,920,596
Net assets acquired in tax-free reorganization...      267,027,323              --
Reinvestment of distributions....................      115,804,862      133,598,120
Cost of shares redeemed..........................  (53,678,362,266) (93,128,610,456)
                                                    ---------------  ---------------
Net increase (decrease) in net assets from Fund
   share transactions............................    5,065,902,394    1,707,908,260
                                                    ---------------  ---------------
Increase (decrease) in net assets................    5,065,902,394    1,707,908,260
Net assets at beginning of period................    4,878,809,265    3,170,901,005
                                                    ---------------  --------------
Net assets at end of period......................   $9,944,711,659   $4,878,809,265
                                                    ---------------  --------------

    The accompanying notes are an integral part of the financial statements.

                                       22

Financial Highlights
--------------------------------------------------------------------------------

Money Market Series

The following table includes selected data for a share of the Prime Reserve
Class AARP outstanding throughout the period and other performance information derived from the financial statements.

Prime Reserve Class AARP

--------------------------------------------------------------------------------
                                                                      2000(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $1.000
--------------------------------------------------------------------------------
  Net investment income                                                .019
--------------------------------------------------------------------------------
  Distributions from net investment income                            (.019)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $1.000
                                                                     -----------
--------------------------------------------------------------------------------
Total Return (%) (b)                                                   1.93**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                  246
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                         .65*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                          .50*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                     6.26*
--------------------------------------------------------------------------------

(a) For the period from August 11, 2000 (commencement of sales of Class AARP shares) to November 30, 2000 (Unaudited).

(b) Total returns would have been lower had certain expenses not been reduced.

*   Annualized

**  Not annualized

--------------------------------------------------------------------------------


The following table includes selected data for a share of the Prime Reserve Class S outstanding throughout each period and other performance information derived from the financial statements.

Prime Reserve Class S (a)

-----------------------------------------------------------------------------------
                                                  2000(b)  2000(c) 1999(d)  1998(e)
-----------------------------------------------------------------------------------
Net asset value, beginning of period             $1.000   $1.000   $1.000  $1.000
                                                 ----------------------------------
-----------------------------------------------------------------------------------
  Net investment income                            .031     .052     .020    .011
-----------------------------------------------------------------------------------
  Distributions from net investment income        (.031)   (.052)   (.020)  (.011)
-----------------------------------------------------------------------------------
Net asset value, end of period                   $1.000   $1.000   $1.000  $1.000
                                                 ----------------------------------
-----------------------------------------------------------------------------------
Total Return (%) (f)                               3.11**   5.30     1.98**  1.06**
-----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental
Data
-----------------------------------------------------------------------------------
Net assets, end of period ($ millions)               47       46       34      12
-----------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)     .73*     .74(g)   .40*    .45*
-----------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)      .57*     .59(g)   .26*    .31*
-----------------------------------------------------------------------------------
Ratio of net investment income (%)                 6.14*    5.18     4.73*   4.95*
-----------------------------------------------------------------------------------

(a) On August 11, 2000, existing shares of Prime Reserve were redesignated as Class S.

(b)      For the six months ended November 30, 2000 (Unaudited).

(c)      For the year ended May 31, 2000.

(d) For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.

(e) For the period October 15, 1998 (commencement of sales of Prime Reserve) to December 31, 1998.

(f) Total returns would have been lower had certain expenses not been reduced.

(g) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .74% and .59%, respectively (see Notes to Financial Statements).

*        Annualized

**       Not annualized

--------------------------------------------------------------------------------


The following table includes selected data for a share of the Premium Class AARP outstanding throughout the period and other performance information derived from the financial statements.


Premium Class AARP

--------------------------------------------------------------------------------
                                                                     2000(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $1.000
--------------------------------------------------------------------------------
  Net investment income                                               .010
--------------------------------------------------------------------------------
  Distributions from net investment income                           (.010)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $1.000
                                                                    ------------
--------------------------------------------------------------------------------
Total Return (%) (b)                                                  1.03**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                  37
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                        .50*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                         .35*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                    6.48*
--------------------------------------------------------------------------------

(a) For the period from October 2, 2000 (commencement of sales of Class AARP shares) to November 30, 2000 (Unaudited).

(b) Total returns would have been lower had certain expenses not been reduced.

*  Annualized

** Not annualized

--------------------------------------------------------------------------------


The following table includes selected data for a share of the Premium Class S outstanding throughout each period and other performance information derived from the financial statements.

Premium Class S (a)


-----------------------------------------------------------------------------------
                                         2000(b)  2000(c)  1999(d) 1998(e)  1997(f)
-----------------------------------------------------------------------------------
Net asset value, beginning of period    $1.000   $1.000   $1.000   $1.000  $1.000
                                        -------------------------------------------
-----------------------------------------------------------------------------------
  Net investment income                   .032     .055     .020     .053    .026
-----------------------------------------------------------------------------------
  Distributions from net investment      (.032)   (.055)   (.020)   (.053)  (.026)
  income
-----------------------------------------------------------------------------------
Net asset value, end of period          $1.000   $1.000   $1.000   $1.000  $1.000
                                        -------------------------------------------
-----------------------------------------------------------------------------------
Total Return (%) (g)                      3.28**   5.68     2.00**   5.46  2.62**
-----------------------------------------------------------------------------------

Ratios to Average Net Assets and
Supplemental Data
-----------------------------------------------------------------------------------
Net assets, end of period ($ millions)   1,086    1,067      936      808     335
-----------------------------------------------------------------------------------
Ratio of expenses before expense           .44*     .35(h)   .34*     .35    .43*
reductions (%)
-----------------------------------------------------------------------------------
Ratio of expenses after expense            .29*     .20(h)   .20*     .24    .38*
reductions (%)
-----------------------------------------------------------------------------------
Ratio of net investment income (%)        6.43*    5.56     4.81*    5.31   5.50*
-----------------------------------------------------------------------------------


(a) On October 2, 2000, existing shares of Premium were redesignated as Class S shares.

(b)      For the six months ended November 30, 2000 (Unaudited).

(c)      For the year ended May 31, 2000.

(d) For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.

(e)      For the year ended December 31, 1998.

(f) For the period August 4, 1997 (commencement of sales of Premium) to December 31, 1997.

(g) Total returns would have been lower had certain expenses not been reduced.

(h) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .35% and .20%, respectively (see Notes to Financial Statements).

*        Annualized

**       Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder Money Market Series (the "Fund") is the diversified investment portfolio comprising Scudder Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company reorganized as a Massachusetts business trust in 2000. The Fund offers six classes of shares: Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares.


On August 11, 2000, existing Prime Reserve Money Market shares of the Fund were redesignated as Prime Reserve Class S. In addition, all of the net assets acquired from the merger with AARP Premium Money Fund (see Note F) were designated as Prime Reserve Class AARP. Effective October 2, 2000, the Fund commenced offering Premium Class AARP shares and redesignated existing shares of Premium Money Market as Premium Class S. The Class S and Class AARP shares provide investors with different purchase options. Shares of Class AARP are especially designed for members of AARP. After December 29, 2000, Prime Reserve Class S and Premium Class S shares of the Fund will generally not be available to new investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes except that each class bears certain expenses unique to that class such as reorganization expenses (see Note E). Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

--------------------------------------------------------------------------------


All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2000, the Fund had a net tax basis capital loss carryforward of approximately $91,000 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2007 ($1,000) and May 31, 2008 ($90,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 1999 through May 31, 2000, the Fund incurred approximately $7,400 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as occurring in the fiscal year ending May 31, 2001.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Original issue discounts are accreted for both tax and financial reporting purposes.

--------------------------------------------------------------------------------

B. Related Parties

As described in Note F, Zurich Scudder Investments, Inc. (formerly "Scudder Kemper Investments, Inc.") has initiated a restructuring program for most of its Scudder no-load open-end funds. As part of the reorganization, the Fund entered into an Administrative Agreement. This agreement was effective August 14, 2000. The terms of the newly adopted and the pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Agreement") with Zurich Scudder Investments, Inc. ("Scudder" or the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement is equal to an annual rate of 0.25% of average daily net assets for the Fund, computed and accrued daily and payable monthly. For the period June 1, 2000 through September 30, 2000, the Adviser had agreed to waive a portion of its investment management fee for the Fund by 0.05%. Effective October 1, 2000, the Adviser has agreed to waive a portion of its investment management fee for the Fund by 0.15%. From time to time the Adviser may voluntarily waive an additional portion of its management fee.

For the six months ended November 30, 2000, the Adviser did not impose fees of $5,905,185 and did impose fees of $3,923,398 which amounted to an annualized effective rate of 0.10%.

Administrative Fee. Effective August 14, 2000, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with Scudder. Under the Administrative Agreement the Adviser provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by Scudder under its Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.40% of average daily net assets computed and accrued daily and payable monthly for Prime Reserve Class AARP and Prime Reserve Class S; 0.25% of average daily net assets computed and accrued daily and payable monthly for Premium Class AARP and Premium Class S; 0.25% of average daily net assets computed and accrued daily and payable monthly for Managed Shares; and

--------------------------------------------------------------------------------


0.10% of average daily net assets computed and accrued daily and payable monthly for Institutional Shares. As of the effective date of the Administrative Agreement, each service provider will continue to provide the services that it currently provides to the Fund (i.e., fund accounting, shareholder services, custody, audit and legal), under the current arrangements, except that Scudder will pay these entities for the provision of their services to the Fund and will pay most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund will not be borne by Scudder under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period August 14, 2000 through November 30, 2000, the Administrative Agreement expense charged to the Fund amounted to $2,531,372, of which $987,893 is unpaid at November 30, 2000. In addition, a reduction of certain costs incurred in connection with the reorganization amounting to $5,132 on Prime Reserve Class S is included in Administrative fee on the Statement of Operations.

Service Fees. Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. Each class of the Fund has a Transfer Agency and Service Agreement with SSC, whereby SSC received account fees that varied according to the account size and type of account of the shareholders of the respective classes. Prior to August 14, 2000, the following amounts were charged to the classes of the Fund:


Prime Reserve Class S....................................     $       62,479
Premium Class S..........................................            223,377
Managed Shares...........................................             40,300
Institutional Shares.....................................             21,000
                                                              $      347,156
Amount unpaid at November 30, 2000.......................     $       54,245

The Managed Shares of the Fund had arrangements with certain banks, institutions and other persons under which they received compensation from the Fund and the Adviser for performing shareholder servicing functions for their customers who own shares in the Fund. In connection with these arrangements prior to August 14, 2000, the total expense charged to the Managed Shares of the Fund amounted to $60,905 and the receivable for the Adviser's portion aggregated $18,396.

--------------------------------------------------------------------------------


Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Fund. Prior to August 14, 2000, the amount charged to the Fund by SFAC aggregated $87,502, all of which is paid at November 30, 2000.

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders were charged to each class pro rata based on relative net assets. Prior to August 14, 2000, the following amounts were expensed by the
Fund:

Prime Reserve Class S....................................      $        4,791
Premium Class S..........................................               1,945
Managed Shares...........................................              13,964
Institutional Shares.....................................              17,299
                                                               $       37,999
Amount unpaid at November 30, 2000.......................      $      118,025

Effective August 14, 2000, the above fees will be paid by the Adviser in accordance with the Administrative Agreement.

Trustees' Fees and Expenses. The Fund pays each of its Trustees not affiliated with the Adviser an annual retainer, plus specified amounts for attended board and committee meetings. For the six months ended November 30, 2000, Trustees' fees and expenses aggregated $35,337.

The Fund has a compensation arrangement under which payment of Trustees' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Trustees' fees and expenses." The accumulated balance of deferred Trustees' fees and interest thereon relating to the Fund aggregated $103,582 as of November 30, 2000, which is included in accrued expenses of the Fund.

Other Related Parties. Effective August 14, 2000, Scudder has agreed to pay a fee to AARP and/or its affiliates in return for advice relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by Scudder. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter.

--------------------------------------------------------------------------------

C. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended November 30, 2000, the custodian and transfer agent fees were reduced by $55,519 and $47,227, respectively, under these arrangements.

Effective August 14, 2000, transfer agent credits will no longer be used to reduce Fund expenses.

D. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with Chase Manhattan Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Reorganization

In early 2000, Scudder initiated a restructuring program for most of its Scudder no-load open-end funds in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the no-load open-end funds Scudder advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the creation of one Board of Directors/Trustees and the adoption of an Administrative Fee (see Note B) covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by Scudder and certain of the affected funds. For the year ended May 31, 2000, a one-time fee of $79,198 was accrued by Prime Reserve Class S for payment to those Trustees not affiliated with the Adviser who did not stand for re-election. Inasmuch as the Adviser will also benefit from administrative efficiencies of a consolidated Board, the Adviser agreed to bear $39,599 of such costs which were paid to the Fund in December 2000.

--------------------------------------------------------------------------------


F. Acquisition of Assets

On August 11, 2000, the Fund acquired all of the net assets of AARP Premium Money Fund pursuant to a plan of reorganization approved by shareholders on July 13, 2000. The acquisition was accomplished by a tax-free exchange of 267,070,676 Prime Reserve Class AARP shares of the Fund for 267,070,676 shares of AARP Premium Money Fund outstanding on August 11, 2000. AARP Premium Money Fund's net assets at that date ($267,027,323), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $7,433,081,094. The combined net assets of the Fund immediately following the acquisition were $7,700,108,417.

G. Share Transactions

The following table summarizes shares and dollar activity in the Fund:

                   Six Months Ended November 30, 2000             Year Ended
                               (Unaudited)                       May 31, 2000
                   -------------------------------- --------------------------------
                       Shares          Dollars          Shares           Dollars
Shares sold
------------------------------------------------------------------------------------
Prime Reserve
   Class AARP (a)...    46,960,249  $   46,917,176               --   $           --
Prime Reserve
   Class S (b)......    27,973,227      27,981,757      111,134,122      111,134,122
Premium Class AARP
   (c)..............    41,944,318      41,944,322               --               --
Premium Class S (d). 1,091,642,054   1,091,684,665    2,847,283,440    2,847,283,440
Managed.............   726,923,864     726,948,074    1,171,602,032    1,171,602,032
Institutional.......56,425,914,026  56,425,956,481   90,572,901,002   90,572,901,002
                                   $58,361,432,475                   $94,702,920,596

Shares issued in tax-free reorganization
------------------------------------------------------------------------------------
Prime Reserve
   Class AARP (a)...  267,027,323  $  267,027,323               --   $           --
                                   $  267,027,323                    $           --


                                       33



                   Six Months Ended November 30, 2000             Year Ended
                               (Unaudited)                       May 31, 2000
                   -------------------------------- --------------------------------
                       Shares          Dollars          Shares           Dollars

Shares issued to shareholders in reinvestment of distributions
-------------------------------------------------------------------------------------
Prime Reserve
   Class AARP (a)...      4,323,330  $    4,323,330               --   $           --
Prime Reserve
   Class S (b)......      1,314,241       1,314,241        2,286,836        2,286,836
Premium Class AARP
   (c)..............        216,190         216,190               --               --
Premium Class S (d).     30,939,730      30,939,730       54,096,252       54,096,252
Managed.............      1,791,012       1,791,012        4,231,558        4,231,558
Institutional.......     77,220,359      77,220,359       72,983,474       72,983,474
                                     $  115,804,862                    $  133,598,120

Shares redeemed
-------------------------------------------------------------------------------------
Prime Reserve
   Class AARP (a)...    (72,192,591)  $ (72,192,591)              --   $           --
Prime Reserve
   Class S (b)......    (28,230,468)    (28,230,468)    (101,034,595)    (101,036,164)
Premium Class AARP
   (c)..............     (5,043,164)     (5,043,164)              --               --
Premium Class S (d). (1,103,668,170) (1,103,668,170)  (2,770,220,876)  (2,770,287,933)
Managed.............   (581,321,932)   (581,321,932)  (1,155,152,449)  (1,155,348,705)
Institutional.......(51,887,905,941)(51,887,905,941) (89,101,804,740) (89,101,937,654)
                                   $(53,678,362,266)                 $(93,128,610,456)

Net increase (decrease)
-------------------------------------------------------------------------------------
Prime Reserve
   Class AARP (a)...    246,118,311  $  246,075,238               --   $           --
Prime Reserve
   Class S (b)......      1,056,999       1,065,529       12,386,363       12,384,794
Premium Class AARP
   (c)..............     37,117,344      37,117,348               --               --
Premium Class S (d).     18,913,614      18,956,225      131,158,816      131,091,759
Managed.............    147,392,945     147,417,155       20,681,141       20,484,885
Institutional.......  4,615,228,444   4,615,270,899    1,544,079,736    1,543,946,822
                                     $5,065,902,394                    $1,707,908,260

(a) For the period from August 11, 2000 (commencement of sales of Class AARP shares) to November 30, 2000.
(b) On August 11, 2000, existing shares of Prime Reserve were redesignated as Class S.
(c) For the period from October 2, 2000 (commencement of sales of Class AARP shares) to November 30, 2000.
(d) On October 2, 2000, existing shares of Premium were redesignated as Class S.

--------------------------------------------------------------------------------
H. Subsequent Event


On January 16, 2001, the Adviser purchased $39,000,000 of Southern California Edison commercial paper from the Fund for $15,557,425 in excess of that security's value. The Fund recorded a realized loss of $15,557,425 on the transaction and a payment of an equal amount from the Adviser. The Adviser received no shares of the Fund or other consideration in exchange for such contribution.

Shareholder Meeting Results                                          (Unaudited)
--------------------------------------------------------------------------------


A Special Meeting of Shareholders (the "Meeting") of Scudder Money Market
Series: Prime Reserve Shares (the "fund"), a series of Scudder Money Market Trust, was held on July 13, 2000, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of Scudder Money Market Trust.

                                                         Number of Votes:
   Trustee                                          For              Withheld
--------------------------------------------------------------------------------
   Henry P. Becton, Jr.                          23,849,901           939,164
   Linda C. Coughlin                             23,817,589           971,476
   Dawn-Marie Driscoll                           23,823,107           965,958
   Edgar R. Fiedler                              23,838,188           950,877
   Keith R. Fox                                  23,854,076           934,989
   Joan E. Spero                                 23,808,441           980,624
   Jean Gleason Stromberg                        23,862,236           926,829
   Jean C. Tempel                                23,856,620           932,445
   Steven Zaleznick                              23,790,329           998,736
--------------------------------------------------------------------------------

2. To approve an Agreement and Plan of Reorganization for the fund whereby the fund will reorganize from a Maryland corporation into a Massachusetts business trust.


                                    Number of Votes:
                                                                      Broker
         For                Against              Abstain             Non-Votes*
--------------------------------------------------------------------------------
     23,190,450             591,658             1,006,957                0
--------------------------------------------------------------------------------

3. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants for the fund for the fiscal year ending May 31, 2001.

                                    Number of Votes:
                                                                      Broker
         For                Against              Abstain             Non-Votes*
--------------------------------------------------------------------------------
     23,602,752             363,694              822,619                 0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Shareholder Meeting Results                                          (Unaudited)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Scudder Money Market
Series: Premium Shares (the "fund"), a series of Scudder Money Market Trust, was held on July 13, 2000, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of Scudder Money Market Trust.

                                                         Number of Votes:
   Trustee                                          For              Withheld
--------------------------------------------------------------------------------
   Henry P. Becton, Jr.                         530,083,510         31,171,413
   Linda C. Coughlin                            529,841,808         31,413,115
   Dawn-Marie Driscoll                          529,890,714         31,364,209
   Edgar R. Fiedler                             529,605,548         31,649,375
   Keith R. Fox                                 530,092,976         31,161,947
   Joan E. Spero                                528,474,337         32,780,586
   Jean Gleason Stromberg                       529,884,948         31,369,975
   Jean C. Tempel                               530,002,791         31,252,132
   Steven Zaleznick                             529,263,021         31,991,902
--------------------------------------------------------------------------------

2. To approve an Agreement and Plan of Reorganization for the fund whereby the fund will reorganize from a Maryland corporation into a Massachusetts business trust.

                                    Number of Votes:
                                                                     Broker
         For                Against              Abstain            Non-Votes*
--------------------------------------------------------------------------------
     518,225,102           24,268,546           18,761,275               0
--------------------------------------------------------------------------------

3. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants for the fund for the fiscal year ending May 31, 2001.

                                    Number of Votes:
                                                                      Broker
         For                Against              Abstain             Non-Votes*
--------------------------------------------------------------------------------
     539,052,584           9,594,861            12,607,478               0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Officers and Trustees
--------------------------------------------------------------------------------

 Linda C. Coughlin*
   o  President and Trustee

 Henry P. Becton, Jr.
   o  Trustee; President, WGBH
      Educational Foundation

 Dawn-Marie Driscoll
   o  Trustee; President, Driscoll
      Associates; Executive Fellow,
      Center for Business Ethics, Bentley
      College

 Edgar R. Fiedler
   o  Trustee; Senior Fellow and
      Economic Counsellor, The
      Conference Board, Inc.

 Keith R. Fox
   o  Trustee; General Partner,
      The Exeter Group of Funds

 Joan E. Spero
   o  Trustee; President, The Doris
      Duke Charitable Foundation

 Jean Gleason Stromberg
   o  Trustee; Consultant

 Jean C. Tempel
   o  Trustee; Managing Director,
      First Light Capital, LLC

 Steven Zaleznick
   o Trustee; President and
     Chief Executive Officer,
     AARP Services, Inc.

 Thomas V. Bruns*
   o  Vice President

 William F. Glavin*
   o  Vice President

 James E. Masur*
   o  Vice President

 Frank J. Rachwalski, Jr.*
   o  Vice President

 Howard S. Schneider*
   o  Vice President

 John Millette*
   o  Vice President and Secretary

 Kathryn L. Quirk*
   o  Vice President and Assistant Secretary

 John R. Hebble*
   o  Treasurer

 Brenda Lyons*
   o  Assistant Treasurer

 Caroline Pearson*
   o  Assistant Secretary

 *Zurich Scudder Investments, Inc.

Investment Products and Services
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Funds
--------------------------------------------------------------------------------

Money Market                                U.S. Growth
  Scudder U.S. Treasury Money Fund          Value
  Scudder Cash Investment Trust               Scudder Large Company Value Fund
  Scudder Money Market Series --              Scudder Value Fund
   Prime Reserve Shares                       Scudder Small Company Value Fund
   Premium Shares
   Managed Shares                           Growth
  Scudder Tax Free Money Fund                 Scudder Classic Growth Fund
                                              Scudder Capital Growth Fund
Tax Free                                      Scudder Large Company Growth Fund
  Scudder Medium Term Tax Free Fund           Scudder Select 1000 Growth Fund
  Scudder Managed Municipal Bonds             Scudder Development Fund
  Scudder High Yield Tax Free Fund            Scudder Small Company Stock Fund
  Scudder California Tax Free Fund            Scudder 21st Century Growth Fund
  Scudder Massachusetts Tax Free Fund
  Scudder New York Tax Free Fund            Global Equity
                                            Worldwide
U.S. Income                                   Scudder Global Fund
  Scudder Short Term Bond Fund                Scudder International Fund
  Scudder GNMA Fund                           Scudder Global Discovery Fund
  Scudder Income Fund                         Scudder Emerging Markets Growth Fund
  Scudder High Yield Bond Fund                Scudder Gold Fund

Global Income                               Regional
  Scudder Global Bond Fund                    Scudder Greater Europe Growth Fund
  Scudder Emerging Markets Income Fund        Scudder Pacific Opportunities Fund
                                              Scudder Latin America Fund
Asset Allocation                              The Japan Fund, Inc.
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Moderate Portfolio        Industry Sector Funds
  Scudder Pathway Growth Portfolio            Scudder Health Care Fund
                                              Scudder Technology Innovation Fund
U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder Select 500 Fund
  Scudder S&P 500 Index Fund



                                       39


--------------------------------------------------------------------------------
Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

 Retirement Programs                        Education Accounts
   Traditional IRA                            Education IRA
   Roth IRA                                   UGMA/UTMA
   SEP-IRA                                    IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities

--------------------------------------------------------------------------------
Closed-End Funds
--------------------------------------------------------------------------------

   The Argentina Fund, Inc.                 Montgomery Street Income Securities, Inc.
   The Brazil Fund, Inc.                    Scudder Global High Income Fund, Inc.
   The Korea Fund, Inc.                     Scudder New Asia Fund, Inc.


Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

For shareholders of Scudder funds including those in the AARP Investment Program

           Convenient      Automatic Investment Plan
      ways to invest,
          quickly and      A convenient investment program in which money is
             reliably      electronically debited from your bank account monthly
                           to regularly purchase fund shares and "dollar cost average" -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                           Automatic Dividend Transfer

                           The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                           QuickBuy

                           Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                           Payroll Deduction and Direct Deposit

                           Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                           * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.

          Around-the-      Automated Information Lines
     clock electronic
              account      Scudder Class S Shareholders:
          service and      Call SAIL(TM) -- 1-800-343-2890
         information,
       including some      AARP Investment Program Shareholders:
         transactions      Call Easy-Access Line -- 1-800-631-4636

                           Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                           Web Site

                           Scudder Class S Shareholders --
                           www.scudder.com

                           AARP Investment Program Shareholders --
                           aarp.scudder.com

                           Personal Investment Organizer: Offering account information and transactions, interactive worksheets, prospectuses and applications for all Scudder funds, plus your current asset allocation, whenever you need them. Scudder's site also provides news about Scudder funds, retirement planning information, and more.

--------------------------------------------------------------------------------

            Those who      Automatic Withdrawal Plan
            depend on
           investment      You designate the bank account, determine the
         proceeds for      schedule (as frequently as once a month) and amount
      living expenses      of the redemptions, and Scudder does the rest.
      can enjoy these
          convenient,      Distributions Direct
          timely, and
             reliable      Automatically deposits your fund distributions into
            automated      the bank account you designate within three business
           withdrawal      days after each distribution is paid.
             programs
                           QuickSell

                           Provides speedy access to your money by
                           electronically crediting your redemption proceeds to the bank account you previously designated.

             For more      Scudder Class S Shareholders:
          information
          about these      Call a Scudder representative at
             services      1-800-SCUDDER

                           AARP Investment Program Shareholders:

                           Call an AARP Investment Program representative at 1-800-253-2277

       Please address      For Scudder Class S Shareholders:
          all written
       correspondence      The Scudder Funds
                   to      PO Box 219669
                           Kansas City, MO
                           64121-9669

                           For AARP Investment Program Shareholders:

                           AARP Investment Program from Scudder
                           PO Box 219735
                           Kansas City, MO
                           64121-9735

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

About the Fund's Adviser

Zurich Scudder Investments, Inc., a leading global investment management firm, is a member of the Zurich Financial Services Group. Zurich Scudder Investments is one of the largest and most experienced investment management organizations in the world, managing more than USD 360 billion in assets for corporate clients, retirement and pension plans, insurance companies, mutual fund investors, and individuals worldwide. Headquartered in New York, Zurich Scudder Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies.


Headquartered in Zurich, Switzerland, Zurich Financial Services Group is one of the global leaders in the financial services industry, providing its customers with products and solutions in the area of financial protection and asset accumulation.


This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

   SCUDDER
INVESTMENTS(SM)
   [LOGO]

AARP Investment
Program from Scudder
PO Box 219735
Kansas City, MO 64121-9735
1-800-253-2277
aarp.scudder.com

Scudder Funds
PO Box 219669
Kansas City, MO 64121-9669
1-800-SCUDDER
www.scudder.com





A member of [LOGO] Zurich Scudder Investments